INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
United States	$ (15,130,681)	$ (5,135,618)
Foreign	0	0
Total Income (Loss) before income taxes	$ (15,130,681)	$ (5,135,618)